EQUITY-BASED COMPENSATION - Black Scholes option-pricing (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY-BASED COMPENSATION
Expected term (in years)	7 years	7 years	7 years
Expected volatility	46.00%
Expected volatility, minimum		44.00%	32.00%
Expected volatility, maximum		47.00%	35.00%
Weighted-average volatility	46.00%	46.00%	35.00%
Risk-free rate	1.20%
Risk-free rate, minimum		0.40%	1.40%
Risk-free rate, maximum		0.70%	2.80%
Expected dividend rate	0.00%	0.00%	0.00%